FIS Knights of Columbus Global Belief ETF
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Aerospace & Defense - 2.0%
BAE Systems PLC	15,710	$281,417
Northrop Grumman Corp.	424	221,841
		503,258

Automobiles - 3.2%
General Motors Co.	5,192	258,458
Honda Motor Co. Ltd.	17,480	190,640
Mercedes-Benz Group AG	3,138	216,536
Tesla, Inc. (a)	680	145,595
		811,229

Banks - 7.9%
BNP Paribas SA	2,913	201,784
CaixaBank SA	35,617	215,258
Citigroup, Inc.	3,877	242,855
Citizens Financial Group, Inc.	5,152	221,794
JPMorgan Chase & Co.	1,450	325,960
KB Financial Group, Inc. - ADR	4,416	286,510
Lloyds Banking Group PLC	333,626	256,504
United Overseas Bank Ltd.	10,580	254,790
		2,005,455

Broadline Retail - 1.2%
MercadoLibre, Inc. (a)	94	193,796
PDD Holdings, Inc. - ADR (a)	1,126	108,220
		302,016

Capital Markets - 1.2%
Goldman Sachs Group, Inc.	610	311,253

Chemicals - 1.1%
Linde PLC	573	274,037

Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	3,950	209,192

Communications Equipment - 1.0%
Motorola Solutions, Inc.	549	242,680

Construction & Engineering - 2.1%
Quanta Services, Inc.	1,240	341,161
Stantec, Inc.	2,352	192,610
		533,771

Construction Materials - 0.9%
CRH PLC	2,560	226,901

Consumer Finance - 1.4%
American Express Co.	1,400	362,110

Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	2,266	181,189
Target Corp.	1,472	226,129
		407,318

Diversified Telecommunication Services - 1.0%
Deutsche Telekom AG	9,096	258,859

Electric Utilities - 0.9%
Entergy Corp.	1,881	227,018

Energy Equipment & Services - 0.4%
Baker Hughes Co.	3,007	105,756

Entertainment - 2.0%
Netflix, Inc. (a)	430	301,580
Walt Disney Co.	2,263	204,530
		506,110

Financial Services - 3.4%
Berkshire Hathaway, Inc. - Class B (a)	999	475,444
Visa, Inc. - Class A	1,380	381,391
		856,835

Food Products - 2.5%
Campbell Soup Co.	3,172	157,712
General Mills, Inc.	3,328	240,581
Mondelez International, Inc. - Class A	3,417	245,375
		643,668

Ground Transportation - 1.1%
Union Pacific Corp.	1,063	272,224

Health Care Equipment & Supplies - 4.4%
Hoya Corp.	1,658	234,515
Insulet Corp. (a)	661	134,031
Intuitive Surgical, Inc. (a)	600	295,578
Medtronic PLC	2,066	183,006
Sonova Holding AG	755	263,220
		1,110,350

Health Care Providers & Services - 2.0%
Cencora, Inc.	1,283	307,369
DaVita, Inc. (a)	1,359	205,100
		512,469

Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	1,288	203,697

Industrial Conglomerates - 2.2%
3M Co.	2,248	302,783
Siemens AG	1,292	243,006
		545,789

Insurance - 3.6%
American International Group, Inc.	3,053	235,234
Hartford Financial Services Group, Inc.	2,554	296,519
Manulife Financial Corp.	9,098	251,186
Mapfre SA	50,756	127,983
		910,922

Interactive Media & Services - 6.1%
Alphabet, Inc. - Class A	4,248	694,038
Meta Platforms, Inc. - Class A	1,081	563,536
Tencent Holdings Ltd.	5,655	276,936
		1,534,510

IT Services - 1.1%
Infosys Ltd. - ADR	11,568	269,303

Machinery - 1.0%
Caterpillar, Inc.	724	257,816

Metals & Mining - 0.8%
BHP Group Ltd.	7,568	209,349

Multi-Utilities - 1.0%
Veolia Environnement SA	7,301	241,961

Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd.	7,206	260,812
Cheniere Energy, Inc.	1,118	207,121
ConocoPhillips	1,996	227,125
Equinor ASA	5,598	148,773
Shell PLC	5,890	207,534
		1,051,365

Paper & Forest Products - 0.7%
Suzano SA - ADR	18,088	176,177

Personal Care Products - 1.3%
Unilever PLC	5,200	335,281

Pharmaceuticals - 2.0%
Ipsen SA	2,140	259,855
Zoetis, Inc.	1,396	256,152
		516,007

Real Estate Management & Development - 1.0%
Mitsui Fudosan Co. Ltd.	23,352	251,474

Semiconductors & Semiconductor Equipment - 9.2%
ASML Holding NV	300	269,642
Broadcom, Inc.	2,950	480,319
NVIDIA Corp.	8,480	1,012,258
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,312	568,670
		2,330,889

Software - 8.5%
Microsoft Corp.	2,976	1,241,409
Salesforce, Inc.	977	247,083
SAP SE	1,611	352,579
ServiceNow, Inc. (a)	368	314,640
		2,155,711

Specialty Retail - 1.8%
TJX Cos., Inc.	2,687	315,104
Ulta Beauty, Inc. (a)	402	141,842
		456,946

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	4,766	1,091,414
Xiaomi Corp. - Class B (a)(b)	60,310	150,767
		1,242,181

Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. (a)	241	231,189
Lululemon Athletica, Inc. (a)	423	109,756
		340,945

Trading Companies & Distributors - 2.1%
Ferguson Enterprises, Inc.	1,264	257,488
ITOCHU Corp.	5,168	273,511
		530,999
TOTAL COMMON STOCKS (Cost $18,482,788)		24,243,831

REAL ESTATE INVESTMENT TRUSTS - 0.6%	Shares	Value
VICI Properties, Inc.	4,976	166,596
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $165,376)		166,596

SHORT-TERM INVESTMENTS - 3.4%	Shares	Value
Money Market Funds - 3.4%
First American Treasury Obligations Fund - Class X, 5.18% (c)	857,410	857,410
TOTAL SHORT-TERM INVESTMENTS (Cost $857,410)		857,410

TOTAL INVESTMENTS - 99.8% (Cost $19,505,574)		25,267,837
Other Assets in Excess of Liabilities - 0.2%		44,612
TOTAL NET ASSETS - 100.0%		$25,312,449

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $150,767 or 0.6% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

NEOS ETF Trust
FIS Knights of Columbus Global Belief ETF
Notes to Quarterly Schedule of Investments
August 31, 2024 (Unaudited)

Investment Valuation
The Fund discloses the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund’s (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets that the Fund’s have the ability to access.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,243,831	$–	$–	$24,243,831
Real Estate Investment Trusts	166,596	–	–	166,596
Money Market Funds	857,410	–	–	857,410
Total Investments	$25,267,837	$–	$–	$25,267,837

Refer to the Schedule of Investments for further disaggregation of investment categories.

FIS Knights of Columbus Global Belief ETF invested, as a percentage of net assets, in the following countries as of August 31, 2024 (Unaudited):

Allocation of Portfolio Holdings by Country as of August 31, 2024
(% of Net Assets)
United States	$16,945,617	66.8%
United Kingdom	1,080,736	4.2
Germany	1,070,980	4.3
Japan	950,140	3.7
Canada	814,364	3.4
France	703,600	2.8
Taiwan	568,670	2.2
China	427,703	1.7
Spain	343,241	1.3
Ireland	291,226	1.1
South Korea	286,510	1.1
Netherlands	269,642	1.1
India	269,303	1.1
Switzerland	263,220	1.1
Singapore	254,790	1.0
Australia	209,349	0.8
Uruguay	193,796	0.8
Brazil	176,177	0.7
Norway	148,773	0.6
Other Assets in Excess of Liabilities	44,612	0.2
	$25,312,449	100.0%

Sector Classification as of August 31, 2024
(% of Net Assets)
Information Technology	$6,240,764	24.7%
Financials	4,446,575	17.5
Industrials	2,853,049	11.3
Communication Services	2,299,479	9.1
Health Care	2,138,826	8.4
Consumer Discretionary	2,114,833	8.4
Consumer Staples	1,386,267	5.4
Energy	1,157,121	4.6
Materials	886,464	3.5
Utilities	468,979	1.9
Real Estate	418,070	1.6
Money Market Funds	857,410	3.4
Other Assets in Excess of Liabilities	44,612	0.2
	$25,312,449	100.0%